1998 ANNUAL REPORT

ADVISORY PORTFOLIOS










MAS FUNDS                              MAS
                                       MAS FUNDS

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios of MAS Funds as of September 30, 1998.

TABLE OF CONTENTS
MAS Overview and Statement of Net Assets

   Advisory Foreign Fixed Income
      Portfolio.............................    1
   Advisory Mortgage Portfolio..............    4

Statement of Operations.....................   15
Statement of Changes in Net Assets..........   16
Financial Highlights........................   17
Notes to Financial Statements...............   19
Report of Independent Accountants...........   25

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Foreign Fixed Income Portfolio as a vehicle for opportunistic foreign bond investments in the portfolios of its private advisory clients. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; (4) economies of scale in custodial fees associated with holding foreign securities.

All securities in the Portfolio have a credit quality rating of A or better and derivatives may be used to represent country investments or otherwise pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the Portfolio will tend to have a long maturity. Conversely, the Portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, yield curve slopes, and currency values. Historically, it has been attractive to invest in those countries when a country offers higher real interest rates than those available in other countries. In selecting investments, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

During the past year, the Portfolio was invested largely in continental European government bonds, primarily German, hedged back to U.S. dollars. These securities slightly underperformed domestic bonds.

The Advisory Foreign Fixed Income Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                                     [Advisory Foreign Fixed Income Graph]
               GROWTH OF A $1 MILLION INVESTMENT SINCE INCEPTION

  FISCAL YEARS
ENDING SEPTEMBER 30
                     MAS Advisory Foreign  Salomon Broad
       "*"                1000                  1000          10/7/94
                          1017                  1007          12/31/94
                          1037                  1058          3/31/95
                          1083                  1123          6/30/95
       '95                1121                  1144          9/30/95
                          1195                  1194          12/31/95
                          1200                  1173          3/31/96
                          1235                  1179          6/30/96
       '96                1306                  1201          9/30/96
                          1374                  1237          12/31/96
                          1384                  1231          3/31/97
                          1448                  1275          6/30/97
       '97                1490                  1318          9/30/97
                          1509                  1356          12/31/97
                          1543                  1378          3/31/98
                          1574                  1410          6/30/98
       '98                1641                  1469          9/30/98



                   AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/98*
                                             MAS ADVISORY      SALOMON BROAD
                                               FOREIGN             INDEX
      ----------------------------------------------------------------------------------
      One Year                                  10.19%            11.47%
      Since Inception                           13.26%            10.14%

   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

   * The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (43.3%)

-------------------------------------------------------
                       ++RATINGS    FACE
                       (STANDARD   AMOUNT      VALUE
  SEPTEMBER 30, 1998     POOR'S)   (000)      (000)+
-------------------------------------------------------

DANISH KRONE (2.8%)
Kingdom of Denmark
   6.00%, 11/15/02          AAA    DKK  3,000  $    500
-------------------------------------------------------

FRENCH FRANC (15.2%)
Government of France
  O.A.T.
   8.50%, 4/25/03           AAA    FRF 12,500     2,684
-------------------------------------------------------

GERMAN MARK (19.5%)
Deutsche Pfandbriefe
  & Hypothekenbank AG
   5.63%, 2/7/03            AAA     DEM 1,000       641
Government of Germany
   7.38%, 12/2/02           AAA         4,100     2,806
-------------------------------------------------------
GROUP TOTAL                                       3,447
-------------------------------------------------------

NETHERLANDS GUILDER (3.4%)
Netherlands Government
   6.50%, 4/15/03           AAA    NLG  1,000       591
-------------------------------------------------------

SPANISH PESETA (2.4%)
Spanish Government
   5.25%, 1/31/03           AAA    ESP 57,000       425
-------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $6,961)       7,647
-------------------------------------------------------
CASH EQUIVALENTS (48.5%)
-------------------------------------------------------
DISCOUNT NOTES (38.3%)
Federal Home Loan Bank
   10/7/98                            $ 1,700     1,699
   10/23/98                             1,700     1,695
Federal Home Loan Mortgage
  Corporation
   11/6/98                              1,700     1,691
Federal National Mortgage
  Association
   10/20/98                             1,700     1,695
-------------------------------------------------------
GROUP TOTAL                                       6,780
-------------------------------------------------------
REPURCHASE AGREEMENTS (10.2%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $599,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $605                                    599       599

                                      FACE
                                     AMOUNT     VALUE
                                     (000)      (000)+
-------------------------------------------------------
-------------------------------------------------------
Goldman Sachs & Co. 5.00%, dated
  9/30/98, due 10/1/98, to be
  repurchased at $599,
  collateralized by U.S.
  Treasury Bonds, 10.375%, due
  11/15/09, valued at $618             $  599  $    599
Merrill Lynch & Co., Inc. 5.00%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $599,
  collateralized by U.S.
  Government Obligations, 5.56%,
  due 9/15/00, valued at $607             599       599
-------------------------------------------------------
GROUP TOTAL                                       1,797
-------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $8,577)              8,577
-------------------------------------------------------
FOREIGN CURRENCY (0.0%)
-------------------------------------------------------
French Franc                       FRF      7         1
Swedish Krona                      SEK      8         1
-------------------------------------------------------
TOTAL FOREIGN CURRENCY (Cost $2)                      2
-------------------------------------------------------
TOTAL INVESTMENTS (91.8%) (Cost $15,540)         16,226
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES (8.2%)
Foreign Currency Held as Collateral on
  Futures Contracts (Cost $913)                     913
Interest Receivable                                 311
Unrealized Gain on Forward Foreign Currency
  Contracts                                         228
Unrealized Gain on Futures Contracts                 46
Other Assets                                         12
Payable for Administrative Fees                      (2)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                       (12)
Payable to Custodian                                 (1)
Other Liabilities                                   (38)
                                               --------
                                                  1,457
-------------------------------------------------------
NET ASSETS (100%)                               $17,683
-------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------
NET ASSETS
Applicable to 1,736,968 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                  $17,683
-------------------------------------------------------
NET ASSET VALUE PER SHARE                       $ 10.18
-------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                 $ 6,197
Undistributed Net Investment Income (Loss)        8,747
Undistributed Realized Net Gain (Loss)            1,715
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             686
  Foreign Currency Transactions                     292
  Futures                                            46
-------------------------------------------------------
NET ASSETS                                      $17,683
-------------------------------------------------------

+    See Note A1 to Financial Statements.
++   Ratings are unaudited.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY MORTGAGE PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Mortgage Portfolio as a vehicle for mortgage investing in the portfolios of its private advisory clients. By using the Portfolio instead of holding mortgages directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the mortgage position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual mortgage securities, some of which have unusual payment characteristics; (4) economies of scale in custodial fees associated with the frequent pay-downs of mortgage securities.

The Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities. Derivatives may be used to pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's fixed-income team, which makes strategic decisions about its structure and composition. The team seeks to achieve above-market returns by purchasing attractively-priced securities and by carefully managing the amount of prepayment risk, or call risk, within the Portfolio. Most mortgages contain an option to prepay the principal amount prior to maturity. These securities have higher yields as a result, and MAS calculates whether the additional yield is sufficient to compensate for the prepayment risk. The sensitivity of the Portfolio to mortgage prepayments is increased when yields, adjusted for probable prepayments, are attractive.

At the beginning of fiscal 1998, the Portfolio's prepayment sensitivity was approximately equal to three-quarters that of its benchmark, the Lehman Mortgage Index. As spreads on fixed-rate current-coupon mortgages tightened, the Portfolio's position in these securities was increased, while positions in bonds that exhibited less exposure to spread changes were sold. The large rally in Treasury yields caused prepayment fears to reach extremely high levels. Therefore, bonds that suffer from further increases in prepayment expectations were added, as their distressed valuations were attractive relative to the risk of further spread widening. At fiscal year-end, the Portfolio had a sensitivity to prepayment risk approximately equal to that of its benchmark.

The Advisory Mortgage Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with the Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

                     [Advisory Mortgage Graph]
               GROWTH OF A $1 MILLION INVESTMENT SINCE INCEPTION

   FISCAL YEARS
ENDING SEPTEMBER 30        MAS Advisory Mortgage      Lehman Mortgage
        "*"                        1000                     1000                 4/12/95
        '95                        1034                     1042                 6/30/95
                                   1060                     1064                 9/30/95
                                   1096                     1099                 12/31/95
                                   1095                     1094                 3/31/96
                                   1104                     1103                 6/30/96
        '96                        1130                     1126                 9/30/96
                                   1167                     1158                 12/31/96
                                   1168                     1160                 3/31/97
                                   1212                     1203                 6/30/97
        '97                        1254                     1239                 9/30/97
                                   1289                     1268                 12/31/97
                                   1311                     1289                3/31/98
                                   1339                     1311                 6/30/98
        '98                        1384                     1346                 9/30/98

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/98*
                                           MAS ADVISORY      LEHMAN MORTGAGE
                                             MORTGAGE             INDEX
--------------------------------------------------------------------------------
   One Year                              10.36%            8.62%
   Since Inception                       9.84%             8.94%

   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

   Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

   * The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (141.1%)

----------------------------------------------------------
                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
SEPTEMBER 30, 1998     & POOR'S)        (000)       (000)+
----------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (106.2%)
Federal Home Loan Mortgage Corporation, Conventional
  Pools:
   6.75%, 12/1/05           Agy    $      110  $       112
   8.00%,
     3/1/07-9/1/08          Agy           407          422
   8.25%,
     11/1/07-7/1/08         Agy           155          162
   9.50%,
     10/1/19-3/1/20         Agy        23,104       25,040
   10.00%,
     10/1/04-12/1/20        Agy        34,122       37,291
   10.25%,
     1/1/09-9/1/16          Agy           166          183
   10.50%,
     7/1/09-3/1/27          Agy        13,715       15,154
   11.00%,
     7/1/00-9/1/20          Agy         8,968       10,014
   11.25%,
     6/1/10-12/1/15         Agy            89          100
   11.50%,
     1/1/07-9/1/19          Agy         4,560        5,169
   11.75%,
     3/1/11-8/1/14          Agy           385          440
   12.00%,
     10/1/09-7/1/20         Agy         4,636        5,255
   12.50%,
     10/1/09-6/1/15         Agy           655          749
   13.00%,
     9/1/10-11/1/13         Agy            68           77
   13.50%, 2/1/10           Agy            26           30
  Gold Pools:
   9.50%,
     11/1/16-12/1/22        Agy        22,766       24,836
   10.00%,
     6/1/17-4/1/25          Agy        15,759       17,323
   10.50%,
     6/1/11-3/1/21          Agy         6,939        7,709
   11.00%,
     5/1/12-9/1/20          Agy         4,104        4,597
   11.50%,
     8/1/15-6/1/20          Agy         1,199        1,345
   12.00%,
     8/1/14-6/1/20          Agy         4,889        5,486
   12.50%, 7/1/19           Agy           114          128
  October TBA
   6.00%, 10/15/28          Agy       744,650      744,611
   6.50%, 10/15/28          Agy       224,500      228,534
  November TBA
   6.00%,
    10/15/28-11/15/28       Agy     1,107,500    1,106,923
   6.50%, 11/25/28          Agy       115,300      117,300
Federal National Mortgage Association, Conventional Pools:
   6.50%, 2/1/26            Agy         4,066        4,139
   7.00%, 3/1/11            Agy         3,475        3,571
   7.50%, 6/1/24            Agy         2,949        3,044
   8.50%, 4/1/09            Agy           614          647
   9.00%,
     6/1/18-12/1/21         Agy        27,330       29,186
   9.50%,
     7/1/16-5/1/28          Agy        36,032       39,232
   10.00%,
     3/1/06-4/1/27          Agy        91,672      100,586
   10.50%,
     6/1/10-6/1/27          Agy        24,244       26,976
   10.75%,
     10/1/11-6/1/13         Agy           178          198
   11.00%,
     5/1/11-11/1/20         Agy         7,275        8,171
   11.25%,
     1/1/11-1/1/16          Agy           287          325
   11.50%,
     2/1/11-9/1/25          Agy         3,597        4,071
   12.00%,
     1/1/13-5/1/20          Agy         4,959        5,651
   12.50%,
     9/1/09-9/1/15          Agy         4,481        5,164
   14.00%, 9/1/11           Agy            33           38
  October TBA
   6.00%, 10/25/28          Agy     1,032,200    1,027,307
   6.50%, 10/25/28          Agy       164,000      166,785
  November TBA
   6.00%,
   10/15/28-11/15/28        Agy       806,600      802,399
   6.50%, 11/25/28          Agy       973,000      988,862

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
----------------------------------------------------------
Government National Mortgage
  Association: Adjustable Rate
  Mortgages:
   6.875%,
     4/20/25-6/20/26        Tsy    $  249,628  $   252,833
   6.875%, 4/20/25
     TBA                    Tsy        40,624       41,161
   7.00%,
     2/20/25-11/20/25       Tsy        80,643       81,623
   7.00%, 7/20/25 TBA       Tsy        35,130       35,579
   7.375%, 7/20/25          Tsy         4,798        4,875
  Various Pools:
   9.00%,
    10/15/17-12/15/21       Tsy        79,704       85,632
   9.50%,
     10/15/16-9/15/28       Tsy       149,339      163,330
   10.00%, 11/15/09-
     10/15/28               Tsy       361,424      399,170
   10.50%,
     1/15/01-4/15/25        Tsy        68,405       76,190
   11.00%,
     12/15/99-8/15/27       Tsy        55,402       62,385
   11.50%,
     12/15/09-8/15/18       Tsy         3,722        4,230
   12.00%, 11/15/12-
     10/15/15               Tsy        10,407       11,932
   12.50%,
     11/15/10-7/15/15       Tsy           637          735
   13.00%,
     3/15/11-9/15/14        Tsy           249          290
   13.50%,
     5/15/10-9/15/14        Tsy           151          174
----------------------------------------------------------
GROUP TOTAL                                      6,795,481
----------------------------------------------------------
ASSET BACKED CORPORATES (11.8%)
Advanta Mortgage Loan
  Trust, Series
  97-3 A2
   6.61%, 4/25/12           AAA        11,080       11,106
Americredit
  Automobile
  Receivables Trust,
  Series:
  96-B A
   6.50%, 1/12/02           AAA           398          401
  98-B A2
   5.675%, 6/12/01          AAA        52,875       52,897
Case Equipment Loan
  Trust,
  Series 95-A A
   7.30%, 3/15/02           AAA         1,518        1,527
CIT Group Home Equity
  Loan Trust, Series
  97-1 A3
   6.25%, 9/15/11           AAA         8,959        8,978
(+) Citibank Credit
    Card Master Trust I
    Series 98-7 A
    5.60%, 5/15/02           Aaa        68,075       68,103
##  Contimortgage Home
    Equity Loan Trust,
    Series 98-2 A2B PAC
   (11)
    5.62%, 3/15/13           AAA        49,305       49,264

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
Daimler-Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05           AAA    $   20,396  $    20,541
(-) First Merchants
  Auto Receivables
  Corp., Series 97-2
  A1
   6.85%, 11/15/02          AAA         4,495        4,525
First Plus Home Loan Trust,
  Series:
  97-3 A2
   6.48%, 9/10/08           AAA        20,440       20,449
  ## 98-4 A1
   5.65%, 1/10/11           AAA        46,862       46,713
First Security Auto
  Grantor Trust,
  Series 97-B A
   6.14%, 4/15/03           AAA        35,390       35,657
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   5.672%, 9/17/03          AAA        46,760       46,750
Ford Credit Auto
  Owner Trust,
  Series 97-B A3
   6.05%, 3/15/01           AAA        27,375       27,563
General Motors
  Acceptance Corp.,
  Series 97-A A
   6.50%, 4/15/02           AAA        12,222       12,341
Green Tree Home
  Equity Loan Trust,
  Series:
  97-7 A3
   6.18%, 9/15/09           AAA        21,485       21,563
  98-C A1
   5.95%, 7/15/29           AAA           845          849
Honda Auto
  Receivables Grantor
  Trust,
  Series:
  97-A A
   5.85%, 2/15/03           AAA        35,127       35,260
  97-B A
   5.95%, 5/15/03           AAA        34,911       35,112
IMC Home Equity Loan
  Trust,
  Series 96-4 A3
   6.81%, 7/25/11           AAA         6,000        6,020
## IndyMac Home Equity Loan,
  Series 98-A AF1
   5.724%, 9/25/20          AAA        76,200       76,208
MMCA Automobile
  Trust, Series 97-1
  A3
   6.08%, 5/15/01           AAA        16,450       16,533

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
Nissan Auto
  Receivables Grantor
  Trust, Series 97-A
  A
   6.15%, 2/15/03           AAA    $   40,412  $    40,679
Old Stone Credit
  Corp. Home Equity
  Trust, Series 92-3
  B1
   6.35%, 9/25/07           AAA           195          196
(+) Residential Funding
    Mortgage Securities
    Co., Inc.,
    Series 98-HI2 A1
   5.696%, 2/25/10          Aaa           638          638
Security Pacific Home
  Equity Trust,
  Series 91-A B
   10.50%, 3/10/06          A+            297          297
Textron Financial
  Corporation
  Receivables, Series
   98-A A1
   5.82%, 1/15/02           AAA        50,150       50,179
## UCFC Home Equity
  Loan, Series 98-C
  A1
   5.65%, 12/15/12          AAA        63,350       63,386
----------------------------------------------------------
GROUP TOTAL                                        753,735
----------------------------------------------------------
ASSET BACKED MORTGAGES (0.1%)
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A9 IO
   1.30%, 9/15/27           AAA       126,713        4,020
  96-3 10 IO
   0.90%, 9/15/27           AAA        33,925          767
  (-) 96-3A YMA
   9/15/27                  N/R       146,637          245
  (-) 96-3B YMA
   9/15/27                  N/R        41,623           60
----------------------------------------------------------
GROUP TOTAL                                          5,092
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-AGENCY COLLATERAL
  SERIES (11.1%)
Collateralized Mortgage
  Obligation Trust,
  Series 86-13 Q Inv Fl
   15.258%, 1/20/03         AAA           133          144
Federal Home Loan
  Mortgage
  Corporation,
  Series:
  88-17 I PAC-1 (11)
   9.90%, 10/15/19          Agy         5,068        5,354
  88-22 C PAC (11)
   9.50%, 4/15/20           Agy           818          876

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)+
----------------------------------------------------------
  88-23 F PAC-1 (11)
   9.60%, 4/15/20           Agy    $    1,575  $     1,669
  89-39 F PAC-2 (11)
   10.00%, 5/15/20          Agy         3,006        3,183
  89-47 F PAC-1 (12)
   REMIC
   10.00%, 6/15/20          Agy         1,640        1,734
  89-110 F PAC
   8.55%, 1/15/21           Agy           800          847
  90-129 H PAC
   8.85%, 3/15/21           Agy           135          143
  90-164 B12 REMIC
   9.50%, 7/15/21           Agy         4,700        5,410
  1364-B Inv Fl IO
   REMIC
   5.786%, 9/15/07          Agy         8,267          938
  1364-E Inv Fl IO
   8.995%, 9/15/07          Agy         9,931        1,717
  1369-S Inv Fl IO
   REMIC
   3.875%, 9/15/07          Agy         9,033          608
  ## 1377-F REMIC
   6.125%, 9/15/07          Agy         7,407        7,462
  1381-SB Inv Fl IO
   10.209%, 10/15/07        Agy         3,745          602
  1395-S Inv Fl IO
   4.439%, 10/15/22         Agy        28,215        2,243
  1415-S Inv Fl IO
   19.125%, 11/15/07        Agy           135           49
  1463-B Inv Fl IO
   2.725%, 1/15/23          Agy        30,092        1,824
  1476-S Inv Fl IO
   REMIC PAC
   4.339%, 2/15/08          Agy         1,485          123
  1485-S Inv Fl IO
   REMIC
   3.975%, 3/15/08          Agy         1,318           91
  ## 1591-FG REMIC
   6.188%, 10/15/23         Agy         2,707        2,711
  1600-SA Inv Fl IO
   REMIC
   2.375%, 10/15/08         Agy        17,214          862
  1621-SD Inv Fl
   7.511%, 11/15/23         Agy         1,100          830
  1632-SA Inv Fl
    REMIC
   5.443%, 11/15/23         Agy         3,610        3,508
  1632-SB Inv Fl
    REMIC
   4.35%, 11/15/23          Agy         9,720        8,208
  1634-SC Inv Fl
   7.113%, 12/15/23         Agy         4,000        3,980
  1699-SD Inv Fl IO
   2.375%, 3/15/24          Agy        77,063        3,607
  ## 1710-D REMIC
   6.075%, 6/15/20          Agy        30,891       31,120
  ## 1890-F REMIC
   6.125%, 6/15/24          Agy        30,748       30,911
  ## 1933-FM REMIC
   6.375%, 3/15/25          Agy         1,151        1,157

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
  ## 1933-FO REMIC
   6.375%, 3/15/25          Agy    $    1,652  $     1,661
  ## 1933-FQ REMIC
   6.375%, 3/15/25          Agy           391          393
  ## 1987-FO REMIC
   5.975%, 11/15/24         Agy        17,095       17,123
  ## 2006-FA REMIC
   6.025%, 10/15/23         Agy         4,248        4,261
  ## 2027-F REMIC
   5.99%, 3/15/27           Agy        20,711       20,789
  ## 2027-FA
   5.99%, 3/15/27           Agy        20,728       20,807
  ## 2030-F
   6.09%, 2/15/28           Agy        53,679       54,097
  ## 2040-FC
   5.99%, 2/15/23           Agy        38,850       38,979
  ## 2054-FC
   6.025%, 5/15/28          Agy        36,584       36,910
  ## E2 F
   5.988%, 2/15/24          Agy        24,400       24,421
Federal National
  Mortgage
  Association,
  Series:
  89-22 G PAC (11)
   10.00%, 5/25/19          Agy         5,540        5,927
  89-86 E PAC (11)
   8.75%, 11/25/19          Agy           166          171
  89-92 G PAC (11)
   8.60%, 12/25/04          Agy           750          788
  90-106 J PAC
   8.50%, 9/25/20           Agy         1,395        1,462
  ## 90-118 S Inv Fl
   REMIC
   28.579%, 9/25/20         Agy           313          464
  90-126 S Inv Fl
   19.091%, 10/25/20        Agy         4,257        5,493
  ## 92-43 FC REMIC
   6.288%, 10/25/21         Agy         1,340        1,354
  92-73 SQ Inv Fl IO
   3362.50%, 5/25/22        Agy             1           74
  92-89 SQ Inv Fl IO
   PAC (11)
   3321.956%, 6/25/22       Agy             5          350
  92-186 S Inv Fl IO
   REMIC
   3.339%, 10/25/07         Agy         2,382          156
  93-9 SB Inv Fl IO
   6.796%, 1/25/23          Agy         6,177        2,384
  93-46 SD Inv Fl
   4.158%, 4/25/23          Agy         8,330        8,096
  93-46 SG Inv Fl
   5.833%, 7/25/22          Agy         2,810        2,817
  93-115 SB Inv Fl
   4.005%, 7/25/23          Agy         4,760        4,681
  93-205 H PO REMIC
   9/25/23                  Agy        17,305       13,765
  ## 94-50 FD REMIC
   6.138%, 3/25/24          Agy         8,294        8,328

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
  ## 94-73 F
   6.188%, 12/25/20         Agy    $      150  $       151
  96-11 V PO REMIC
   9/25/23                  Agy           210          210
  96-14 PC PO
   12/25/23                 Agy         5,934        5,519
  96-54 O PO
   11/25/23                 Agy         4,660        4,201
  96-68 SC Inv Fl IO
   REMIC
   2.413%, 1/25/24          Agy         6,175          756
  ## 96-69 FC REMIC
   6.188%, 10/18/23         Agy         4,475        4,492
  97-30 SP Inv Fl
   REMIC
   3428.187%, 4/25/22       Agy             8          985
  ## 97-43 FM REMIC
   6.188%, 7/18/27          Agy        10,209       10,282
  97-57 PV IO
   8.00%, 9/18/27           Agy        56,700       15,564
  ## 97-70 FA REMIC
   6.138%, 7/18/20          Agy         4,938        4,969
  ## 97-76 FM
   6.138%, 9/17/27          Agy        11,737       11,829
  ## 97-76 FN
   6.088%, 9/17/27          Agy        11,623       11,700
  ## 97C FC TBA
   6.388%, 3/25/24          Agy        20,964       21,174
  ## 98-22 FA
   5.99%, 4/18/22           Agy       111,832      112,162
  98-22 SA Inv Fl IO
   2.955%, 4/18/28          Agy       152,626        8,394
  G92-52 SQ Inv IO
   REMIC
   7163.487%, 9/25/22       Agy            32        4,715
  G92-53 S Inv Fl IO
   REMIC
   32.063%, 9/25/22         Agy         3,878        2,634
  G93-11 FA REMIC
   6.088%, 12/25/08         Agy        12,837       12,924
  191 IO
   8.00%, 1/1/28            Agy        98,575       12,568
  267 2 IO
   8.50%, 10/1/24           Agy        33,970        4,501
  281 2 IO
   9.00%, 11/1/26           Agy        27,592        3,966
  291 2 IO
   8.00%, 11/1/27           Agy       101,902       12,849
Government National
  Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO
   REMIC
   2.813%, 6/16/26          Tsy        31,188        1,899
  96-13 S Inv Fl IO
   REMIC
   3.65%, 7/16/11           Tsy        18,654        1,358

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
  97-13 F TBA
   6.188%, 9/16/27          Tsy    $   33,481  $    33,737
(+) Kidder Peabody
    Mortgage Assets
    Trust,
    Series:
    87 B IO
    9.50%, 4/22/18           Aaa           129           22
    87 B PO
    4/22/18                  Aaa           110           96
## Salomon Brothers Mortgage Securities VII,
  Series 96-6E A1
   6.15%, 3/30/25           AAA         7,902        7,906
----------------------------------------------------------
GROUP TOTAL                                        709,225
----------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-NON-AGENCY COLLATERAL
  SERIES (1.1%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20          A           2,592        2,732
  V 1G
   9.125%, 4/25/21          AAA         6,771        7,205
Sec. Chase Mortgage
  Finance Corp.,
  Series 93-1 B2
   7.911%, 3/28/24
   (acquired
   4/28/95-8/27/98,
   cost $5,045)             N/R         5,160        5,279
Sec. Citicorp Mortgage
  Securities, Inc.,
  Series 95-2 B1 REMIC
   7.50%, 4/25/25
   (acquired
   9/4/97-10/17/97,
   cost $1)                 AAA             1            1
Countrywide Funding
  Corp.,
  95-4 M
   7.50%, 9/25/25           AA          6,421        6,621
Countrywide Mortgage
  Backed Securities,
  Inc.
  93-C A11
   6.50%, 1/25/24           AAA           938          938
GE Capital Mortgage
  Services, Inc.,
  Series:
  94-14 A7
   7.50%, 4/25/24           AAA         4,000        4,129
  95-6 B2
   7.00%, 8/25/25           N/R             3            3
## Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.285%, 5/28/22          N/R            41           41

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)+
----------------------------------------------------------
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03           AAA    $   27,218  $    29,570
Prudential Home Mortgage
  Securities Co. Inc.,
  Series:
  90-5 A3
   9.50%, 5/25/05           AAA            11           11
 (+) 93-17 B1
   6.50%, 3/1/23            A2              1            1
Rural Housing Trust,
  Series 87-1
  B1 REMIC
   3.33%, 10/1/28           A-          8,474        8,266
## Ryland Mortgage
  Securities Corp.
  III, Series 92-A 1A
   8.262%, 3/29/30          A-          4,227        4,304
Securitized Multiple
  Asset Rated Trust,
  Series 89-A 1
   9.00%, 9/25/19           AAA           122          122
----------------------------------------------------------
GROUP TOTAL                                         69,223
----------------------------------------------------------
COMMERCIAL MORTGAGES (10.0%)
American Southwest Financial Securities Corp.,
   Series:
  93-2 A1
   7.30%, 1/18/09           N/R         6,923        7,356
  93-2 S2 IO
   0.70%, 1/18/09           N/R        11,366          221
  ## 93-2 S1 IO
   1.042%, 1/18/09          N/R        70,275        2,449
 (+) 95-C1 A1B
   7.40%, 11/17/04          Aaa        21,820       22,591
Asset Securitization Corp.,
  Series:
  95-D1 A1
   7.59%, 8/11/27           AAA        16,386       17,543
  95-MD4 A1
   7.10%, 8/13/29           AAA         3,443        3,655
  ## 95-MD4 ACS2 IO
   2.354%, 8/13/29          AAA        29,360        4,816
  96-MD6 A1B
   6.88%, 11/13/26          AAA        17,650       18,626
  96-MD6 A1C
   7.04%, 11/13/26          AAA        19,705       21,196
  (+)## 97-D5 PS1 IO
   1.571%, 2/14/41          Aaa       141,264       14,541
  97-MD7 A1B
   7.41%, 1/13/30           AAA        29,325       32,228
Beverly Finance
  Corp., Series 94-1
   8.36%, 7/15/04           AA-        11,590       13,027
 (+) Carolina First
  Bank, Series 96-C1
  A1
   6.50%, 3/18/27           Aa2             3            3

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
(-) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07         AA     $    4,800  $     4,970
  1 B
   7.188%, 10/15/07         A          16,900       17,602
CBM Funding Corp.,
  Series 96-1 A1
   7.55%, 7/1/99            AA             25           25
Commercial Mortgage
  Acceptance Corp.,
  Series:
  97-ML1 A2
   6.53%, 12/15/30          AAA         6,150        6,421
  97-ML1 A3
   6.57%, 12/15/30          AAA        20,000       21,054
(-) Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15           AA          5,215        6,053
(-) Crystal Run
  Properties, Inc.,
  Series 1-A
   7.393%, 8/15/06          AA         15,900       16,964
(-) CVM Finance Corp.
   7.19%, 3/1/04            AA            907          941
DLJ Mortgage
  Acceptance Corp.,
  Series:
  93-MF7 A1
   7.40%, 6/18/03           AAA        13,710       14,330
  93-M10 A2
   7.20%, 7/15/03           AAA         7,614        7,773
  (-) 96-CF2 A1B
   7.29%, 11/12/21          AAA         6,770        7,255
  (-)## 96-CF2 S IO
   1.638%, 11/12/21         N/R        72,838        5,253
  (-) 97-CF1 S IO
   1.097%, 5/15/30          AAA        98,223        5,833
## Federal National
  Mortgage
  Association Series
  93-M2 B IO
   2.57%, 7/25/03           Agy        45,421          725
(+) First Union-Lehman
      Brothers
  Commercial Mortgage,
    Series 97-C1 A2
    REMIC
   7.30%, 12/18/06          Aaa        38,445       41,652
(-) Forum Finance
   7.125%, 5/15/04          AA          7,000        7,475
(+) GMAC Commercial
      Mortgage
  Securities, Inc.,
  Series:
  ## 96-C1 X2 IO
   1.888%, 3/15/21          Aaa        95,777        7,012
  97-C1 A2
   6.853%, 9/15/06          Aaa        33,925       36,022
  ## 97-C2 X IO
   1.273%, 4/15/29          Aaa       338,028       23,979

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
(+) GS Mortgage
  Securities Corp.
  II,
  Series:
  97-GL A2D
   6.94%, 7/13/30           Aaa    $   34,535  $    37,206
  ## 97-GL X1A IO
   0.651%, 7/13/30          Aaa        49,871          452
  ## 97-GL X2 IO
   1.068%, 7/13/30          Aaa        58,120        2,884
(-) Lakeside Finance
  Corp.
   6.47%, 12/15/00          AA            240          244
(+) LB Commercial
  Conduit Mortgage
  Trust,
  Series:
  ## 96-C2 A
   7.428%, 10/25/26         Aaa        22,870       24,791
  98-C1 A2
   6.40%, 8/18/07           Aaa        17,000       17,704
Lehman Large Loan,
  Series:
  97-LL1 A1
   6.79%, 6/12/04           AAA         3,037        3,258
  97-LLI A2
   6.84%, 9/12/06           AAA         7,200        7,639
## Merrill Lynch
  Mortgage Investors,
  Inc.,
  Series:
  95-C1 IO
   2.165%, 5/25/15          N/R        31,262        1,424
  96-C2 IO
   1.541%, 11/21/28         AAA        99,822        8,085
(+) Midland Realty
  Acceptance Corp.,
  Series:
  96-C2 A1
   7.02%, 1/25/29           Aaa         1,211        1,261
  96-C2 A2
   7.233%, 1/25/29          Aaa        19,606       21,048
Mortgage Capital
  Funding, Inc.,
  Series:
  95-MC1 A1B
   7.60%, 5/25/27           AAA        11,358       11,741
(+) 97-MC1 A3
   7.288%, 7/20/27          Aaa        36,289       39,263
Nomura Asset
  Securities Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18          N/R         4,255        4,295
  ## 94-MD1 A2
   7.666%, 3/15/18          N/R         4,585        4,798
  94-MD1 A3
   8.026%, 3/15/18          N/R         5,015        5,352
(-) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07           N/R         8,590        9,305

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
(-) Prime Property
  Funding Series 1A
   6.633%, 7/23/03          AA     $   14,554  $    14,803
(+) Salomon Brothers
  Mortgage
  Securities, Series
  97-TZH A2
   7.174%, 3/24/22          Aa2        17,200       18,354
Sawgrass Financial
  LLC, Series 93-A1
   6.45%, 1/20/06           AAA           255          260
(-)+++ Stratford
  Finance Corp.
   6.776%, 2/1/04           AA          7,125        7,481
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1A IO
   1.337%, 2/25/28          N/R        80,258        1,581
  96-CFL X1 IO
   1.447%, 2/25/28          N/R       101,430        5,448
  96-CFL X2 IO
   1.169%, 2/25/28          N/R        24,451          574
----------------------------------------------------------
GROUP TOTAL                                        638,842
----------------------------------------------------------
FINANCE (0.0%)
Washington Mutual
  Capital
   8.375%, 6/1/27           BBB-           75           83
----------------------------------------------------------
RATED NON-AGENCY FIXED RATE MORTGAGES (0.2%)
Bank of America,
  Series A
   8.375%, 5/1/07           AAA           698          698
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14            AA             55           55
sec. Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $189)               N/R           184          184
sec.## Dedham Savings Participation
  Certificate
   8.198%, 5/1/01
   (acquired 7/30/96,
   cost $233)               N/R           235          235
First Federal Savings
  & Loan Association,
  Series 92-C
   8.75%, 6/1/06            AA            228          228
sec.## Fortune Mortgage Corp. Participation
  Certificate
   7.80%, 8/1/99
   (acquired 7/30/96-
   2/3/98, cost $193)       N/R           194          194

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
(CONT'D)               & POOR'S)        (000)       (000)+
----------------------------------------------------------
Sec. Gemsco Mortgage
  Pass Through
  Certificate, Series
  87-A
   8.701%, 11/25/10
   (acquired 4/28/95-
   8/28/97, cost
   $794)                    AA     $      786  $       819
Sec. Great American
  Federal Savings &
  Loan,
   Series 84-2
   8.595%, 4/1/99
   (acquired 4/28/95,
   cost $9)                 N/R             9            9
Sec. Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $210)               N/R           208          208
Residential Funding
  Mortgage Securities
  Co., Inc., Series
  90-2 A
   10.50%, 3/25/20          AA             12           12
## Resolution Trust
  Corp., Series 92-5C
   8.613%, 1/25/26          AA          5,630        5,587
Ryland Acceptance
  Corp. IV, Series
  79-A
   6.65%, 7/1/11            AA          2,971        2,925
Sec. Sears Mortgage
  Securities, Series
  82-3
   10.00%, 11/1/12
   (acquired 4/28/95,
   cost $366)               AA            352          352
Sec. Shearson
  American Express,
  Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   6/29/98, cost
   $292)                    AA            284          284
Travelers Mortgage
  Services, Inc.,
  Series 86-3 A
   10.00%, 8/25/16          AA             57           57
Sec. Virginia Beach
  Federal Savings
  & Loan
  Participation Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $236)               N/R           246          246
----------------------------------------------------------
GROUP TOTAL                                         12,093
----------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES-AGENCY COLLATERAL
  SERIES (0.5%)
Federal Home Loan
  Mortgage
  Corporation
  Series:
  13-B IO REMIC
   10.00%, 6/1/20           Agy    $    1,896  $       366
  16-B IO REMIC
   10.00%, 6/1/20           Agy         1,001          194
  18-B IO REMIC
   10.00%, 5/1/20           Agy           540          104
  1603-QA PO REMIC
   10/15/23                 Agy        15,266       13,739
  1911-C PO
   11/15/23                 Agy         6,141        5,568
Federal National
  Mortgage
  Association
  Series:
  43-2 IO
   9.50%, 9/1/18            Agy            37            6
  95-21 C PO REMIC
   5/25/24                  Agy        10,117        8,173
  96-20 E PO
   11/25/22                 Agy         1,217        1,116
  96-34 C PO
   3/25/23                  Agy         5,861        4,984
  282 1 PO
   5/15/24                  Agy           695          695
First Boston Mortgage
  Securities Corp.,
  Series 87-B2 IO
   8.985%, 4/25/17          AAA            88           18
----------------------------------------------------------
GROUP TOTAL                                         34,963
----------------------------------------------------------
U.S. TREASURY BILL (0.1%)
+++ U.S. Treasury Bill
   3/11/99                  Tsy         5,000        4,895
----------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
  $8,942,690)                                    9,023,632
----------------------------------------------------------
PREFERRED STOCK (1.7%)
----------------------------------------------------------
                                     SHARES
                                     ------
MORTGAGES-OTHER (1.7%)
(-)(+) Home Ownership Funding
  Corp.
   13.331% (Cost
   $98,464)                 Aaa       108,825      109,070
----------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                           STATEMENT OF NET ASSETS
------------------------------------------------------------------

                       ++RATINGS         FACE
                       (STANDARD       AMOUNT        VALUE
                       & POOR'S)        (000)       (000)+
----------------------------------------------------------
STRUCTURED INVESTMENT (0.1%)-SEE NOTE A7
----------------------------------------------------------

Morgan Guaranty Trust Co.,
  11/20/05; monthly payments
  equal to 1% per annum of the
  outstanding notional balance,
  indexed to GNMA ARM pools
 (Cost $10,556)             N/R    $  202,365  $     2,813
----------------------------------------------------------
INTEREST RATE CAPS (0.0%)-SEE NOTE A6
----------------------------------------------------------
@ J.P. Morgan and Co., Inc.,
  terminating 10/15/99, to
  receive on 10/15/99 the
  excess, as measured on
  10/15/98, of 12 month LIBOR
  over 6.34% multiplied by the
  notional amount
 (Premium Paid
   $5,860)                  AA-     1,384,500           --
----------------------------------------------------------
CASH EQUIVALENTS (38.2%)
----------------------------------------------------------
COMMERCIAL PAPER (32.5%)
AI Credit
   5.50%, 10/23/98                     25,000       24,916
Ameritech Capital
   5.41%, 11/13/98                     32,000       31,793
   5.50%, 10/5/98                      32,735       32,715
Associates Corp. of
  North America
   5.50%, 10/8/98                      50,000       49,946
   5.51%, 10/6/98                      50,000       49,962
American Express
  Credit Corp.
   5.42%, 11/9/98                      50,000       49,706
Canadian Imperial Holdings
   5.52%, 10/7/98                      50,000       49,954
CIT Group Holdings
   5.28%, 11/6/98                      50,000       49,736
   5.51%, 10/13/98                     50,000       49,908
Eastman Kodak
   5.40%, 11/19/98                     60,000       59,559
   6.40%, 11/9/98                      25,000       24,827
E.I. DuPont de Nemours, Inc.
   5.43%, 11/5/98                      50,000       49,736
   5.49%, 10/16/98                     50,000       49,886
First Chicago Finance
   5.49%, 10/26/98                     35,800       35,664
   5.52%, 10/2/98                      32,000       31,995
Ford Motor Credit Corp.
   5.50%, 10/16/98                     50,000       49,885
   5.52%, 10/5/98                      50,000       49,969
General Electric Capital
   5.42%, 11/19/98                     50,000       49,631
   5.49%, 10/19/98                     50,000       49,863

                                      FACE
                                     AMOUNT       VALUE
                                     (000)       (000)+
----------------------------------------------------------
General Motors Corp.
   5.52%, 10/16/98                 $  100,000  $    99,770
Glaxo Wellcome
   5.55%, 10/22/98                     25,000       24,919
H.J. Heinz Corp.
   5.41%, 11/10/98                     50,000       49,699
   5.43%, 11/9/98                      19,650       19,534
Household Finance Corp.
   5.43%, 12/4/98                      50,000       49,517
   5.50%, 10/8/98                      50,000       49,947
IBM Credit Corp.
   5.50%, 10/7/98                      44,750       44,709
J.P. Morgan
   5.42%, 11/16/98                     50,000       49,654
Koch Industries
   5.49%, 10/1/98                      50,000       50,000
Metlife Funding
   5.50%, 10/16/98                     23,093       23,040
National Rural Utilities
   5.40%, 11/17/98                     25,000       24,824
Pfizer Corp.
   5.49%, 10/30/98                    100,000       99,558
Procter & Gamble
   5.40%, 11/5/98                      49,800       49,539
Prudential Funding
   5.49%, 10/15/98                     50,000       49,893
   5.50%, 10/15/98                     50,000       49,893
SBC Communications
   5.45%, 11/6/98                      50,000       49,727
SunTrust Corp.
   5.39%, 11/4/98                      45,500       45,268
   5.51%, 10/9/98                      37,000       36,955
SunTrust Capital Corp. II
   5.40%, 11/20/98                     20,000       19,850
Texaco Capital Corp.
   5.51%, 10/7/98                      38,300       38,265
Toyota Motor Credit
   5.48%, 10/7/98                      22,946       22,925
   5.40%, 10/23/98                     38,000       37,875
Toys 'R' Us
   5.51%, 10/5/98                      52,000       51,968
USAA Capital Corp.
   5.50%, 10/30/98                     35,000       34,845
Wachovia Corp.
   5.48%, 10/14/98                     32,000       31,937
Westdeutsche
  Landesbank
   5.52%, 10/16/98                     50,000       49,885
Xerox Credit Corp.
   5.40%, 11/17/98                     50,000       49,648
   5.50%, 10/2/98                      38,750       38,744
----------------------------------------------------------
GROUP TOTAL                                      2,082,039
----------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                                      FACE
                                     AMOUNT       VALUE
(CONT'D)                             (000)       (000)+
----------------------------------------------------------
REPURCHASE AGREEMENT (5.7%)
Chase Securities, Inc. 5.40%,
  dated 9/30/98, due 10/1/98, to
  be repurchased at $366,348,
  collateralized by various U.S.
  Government Obligations, due
  10/1/98-8/31/00, valued at
  $369,956                         $  366,293  $   366,293
----------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $2,448,332)         2,448,332
----------------------------------------------------------
TOTAL INVESTMENTS (181.1%) (Cost $11,505,902)   11,583,847
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-81.1%)
Cash                                                   270
Dividends Receivable                                 3,627
Interest Receivable                                 39,884
Receivable for Investments Sold                      4,538
Receivable for Forward Commitments               2,950,178
Receivable from Investment Adviser                     745
Unrealized Gain on Swap Agreements                  24,977
Other Assets                                           110
Payable for Investments Purchased                 (132,104)
Payable for Forward Commitments                 (8,069,598)
Payable for Fund Shares Redeemed                      (500)
Payable for Administrative Fees                       (407)
Payable for Daily Variation on Futures
  Contracts                                         (5,803)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                         (107)
Other Liabilities                                   (2,893)
                                               -----------
                                                (5,187,083)
----------------------------------------------------------
NET ASSETS (100%)                              $ 6,396,764
----------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------
NET ASSETS
Applicable to 589,208,292 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                  $6,396,764

                                                  VALUE
                                                 (000)+
----------------------------------------------------------
----------------------------------------------------------
----------------------------------------------------------
NET ASSET VALUE PER SHARE                        $   10.86
----------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in Capital                                $ 6,164,009
Undistributed Net Investment Income (Loss)          17,560
Undistributed Realized Net Gain (Loss)             127,931
Unrealized Appreciation (Depreciation) on:
  Investment Securities                             77,945
  Futures and Swaps                                  9,319
----------------------------------------------------------
NET ASSETS                                      $6,396,764
----------------------------------------------------------

Sec.   Restricted Security-Total market value of
        restricted securities owned at September 30,
        1998 was $7,811 or 0.1% of net assets.
+      See Note A1 to Financial Statements.
++     Ratings are unaudited.
(-)    144A security. Certain conditions for public
        sale may exist.
+++     A portion of these securities was pledged to
        cover margin requirements for futures
        contracts.
(+)      Moody's Investors Service, Inc. rating. Security
        is not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate
        disclosed is as of September 30, 1998.
@      Amount is less than $500.
CMO    Collateralized Mortgage Obligation
Inv F1  Inverse Floating Rate-Interest rate fluctuates
        with an inverse relationship to an associated
        interest rate. Indicated rate is the effective
        rate at September 30, 1998.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc., or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See
        Note A8 to Financial Statements.
YMA    Yield Maintenance Agreement

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                             ADVISORY
                                                             FOREIGN                 ADVISORY
                                                             FIXED INCOME            MORTGAGE
                                                             PORTFOLIO               PORTFOLIO
                                                                  Year Ended September 30, 1998
(In Thousands)
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                             $  9,231                      $304,187
    Dividends                                                                  --                         2,456
---------------------------------------------------------------------------------------------------------------
       Total Income                                                         9,231                       306,643
---------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                         $ 699               $ 16,638
    Less: Waived Fees                                             (699)        --     (16,638)               --
    Administrative Fee--Note C                                                149                         3,549
    Custodian Fee--Note E                                                      32                           447
    Audit Fee                                                                  28                            50
    Legal Fee                                                                   2                            61
    Filing & Registration Fees                                                 --                           856
    Other Expenses                                                             13                           227
    Reimbursement of Expenses--Note B                                          --                       (1,199)
---------------------------------------------------------------------------------------------------------------
       Total Expenses                                                         224                         3,991
---------------------------------------------------------------------------------------------------------------
    Expense Offset--Note H                                                     (5)                        (447)
---------------------------------------------------------------------------------------------------------------
       Net Expenses                                                           219                         3,544
---------------------------------------------------------------------------------------------------------------
          Net Investment Income                                             9,012                       303,099
---------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                     200                       120,840
    Foreign Currency Transactions                                           4,188                            --
    Futures                                                                 5,092                      (10,759)
---------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                             9,480                       110,081
---------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                                     156                        25,630
    Foreign Currency Transactions                                             928                            --
    Futures and Swaps                                                        (495)                        8,534
---------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                                 589                        34,164
---------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                  10,069                       144,245
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                               $19,081                      $447,344
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      ADVISORY
                                                      FOREIGN                                   ADVISORY
                                                      FIXED INCOME                              MORTGAGE
                                                      PORTFOLIO                                 PORTFOLIO
                                                      -------------------------------------------------------------------

                                                            Year Ended September 30,                   Year Ended September 30,
                                                          -------------------------------    ------------------------------------

(In Thousands)                                            1997                 1998            1997                         1998
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     OPERATIONS:
    Net Investment Income (Loss)                          $10,811            $   9,012          $  184,498          $     303,099
    Realized Net Gain (Loss)                               18,256                9,480              30,589                110,081
    Change in Unrealized Appreciation (Depreciation)       (2,505)                 589              43,687                 34,164
---------------------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets Resulting
       from Operations                                     26,562               19,081             258,774                447,344
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS--Note A10
     Net Investment Income                                (46,240)             (24,773)           (164,543)             (270,978)
     Realized Net Gain                                    (23,578)                  --             (16,800)              (35,687)
     In Excess of Realized Net Gain                          (812)                  --                  --                     --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (70,630)             (24,773)           (181,343)             (306,665)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
     Issued                                               259,262              245,094           1,250,383              3,594,760
     In Lieu of Cash Distributions                         57,629               19,123             137,342                244,268
     Redeemed                                            (414,976)            (334,781)           (368,321)             (654,370)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from Capital Share
        Transactions                                      (98,085)             (70,564)          1,019,404              3,184,658
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                            (142,153)             (76,256)          1,096,835              3,325,337
NET ASSETS:
    Beginning of Period                                   236,092               93,939           1,974,592              3,071,427
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                                     $    93,939            $  17,683          $3,071,427          $   6,396,764
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in end
 of period net assets                                 $    17,555            $   8,747          $   20,429          $      17,560
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
     Shares Issued                                         23,853               24,440             120,019                337,613
     In Lieu of Cash Distributions                          5,964                1,981              13,249                 23,087
     Shares Redeemed                                      (40,846)             (33,786)            (35,328)              (61,395)
---------------------------------------------------------------------------------------------------------------------------------
                                                          (11,029)              (7,365)             97,940                299,305
---------------------------------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period


                                                                                  Institutional Class
ADVISORY FOREIGN FIXED INCOME PORTFOLIO                   ---------------------------------------------------------------------
                                                             October 7,
                                                              1994** to                         Year Ended September 30,
                                                          September 30,                 ---------------------------------------
                                                                   1995                 1996           1997++           1998++

---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $ 10.00         $  10.80         $  11.73         $  10.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                          0.74             0.68             0.58             0.48
    Net Realized and Unrealized Gain (Loss) on
      Investments                                                  0.44             1.02             0.80             0.48
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                   1.18             1.70             1.38             0.96
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                         (0.38)           (0.66)           (1.88)           (1.10)
    Realized Net Gain                                                --            (0.11)           (0.88)              --
    In Excess of Realized Net Gain                                   --               --            (0.03)              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                               (0.38)           (0.77)           (2.79)           (1.10)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $ 10.80         $  11.73         $  10.32         $  10.18
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     12.12%           16.47%           14.08%           10.19%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                      $537,133         $236,092         $ 93,939         $ 17,683
    Ratio of Expenses to Average Net Assets (1)                   0.16%*           0.12%            0.14%            0.12%
    Ratio of Net Investment Income to Average Net
      Assets                                                      7.44%*           6.06%            5.68%            4.84%
    Portfolio Turnover Rate                                         96%             170%             208%             318%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
 TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                        0.38%*           0.38%            0.38%            0.38%
    Ratio Including Expense Offsets                               0.15%*           0.12%            0.14%            0.12%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
** Commencement of Operations
++ Per share amounts for the years ended September 30, 1997 and September 30, 1998 are based on average outstanding shares.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

                                                                                     Institutional Class

                                                       ----------------------------------------------------------------------------
                                                        April 12,                       Year Ended September 30,
                                                        1995** to -----------------------------------------------------------------
                                                     September 30,             1996              1997             1998
ADVISORY MORTGAGE PORTFOLIO                                  1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $   10.00         $    10.41         $    10.29         $    10.59
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                    0.25               0.72               0.75               0.69
    Net Realized and Unrealized Gain (Loss) on
      Investments                                            0.35              (0.06)              0.34               0.36
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                             0.60               0.66               1.09               1.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                   (0.19)             (0.72)             (0.71)             (0.67)
    Realized Net Gain                                          --              (0.03)             (0.08)             (0.11)
    In Excess of Realized Net Gain                             --              (0.03)                --                 --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                         (0.19)             (0.78)             (0.79)             (0.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $    10.41         $    10.29         $    10.59         $    10.86
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                6.03%              6.56%             11.03%             10.36%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)              $1,443,038         $1,974,592         $3,071,427         $6,396,764
    Ratio of Expenses to Average Net Assets (1)             0.10%*             0.09%              0.09%              0.09%
    Ratio of Net Investment Income to Average
      Net Assets                                            6.72%*             7.17%              7.55%              6.83%
    Portfolio Turnover Rate                                  110%               139%               144%               126%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
 EXPENSES TO AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                                  0.49%*             0.39%              0.40%              0.40%
    Ratio Including Expense Offsets                         0.08%*             0.08%              0.08%              0.08%
---------------------------------------------------------------------------------------------------------------------------------

* Annualized
** Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 1998, the Fund was comprised of twenty-six active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional size trading in similar groups of securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations which are based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ("variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the return generated by one instrument for the return generated by another instrument. The following summarizes swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. INTEREST RATE FLOOR AND CAP AGREEMENTS: A Portfolio may hold or write interest rate floors or caps to protect itself against fluctuation in interest rates. When a Portfolio writes an interest rate floor, it agrees to make periodic interest payments to the holder of the interest rate floor based on a notional principal amount to the extent that a specified interest index falls below a specified interest rate. When a Portfolio writes an interest rate cap, it agrees to make periodic interest payments to the holder of the interest rate cap based on a notional principal amount to the extent that a specified interest index rises above a specified interest rate. Any premium received by a Portfolio is recorded as a liability. Any premium paid by a Portfolio is recorded as an asset. Interest rate caps and floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic receipts or payments of interest, if any, are recorded in the interest income account on the Statement of Operations.

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    Because there is no organized market for these agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement Entering into these agreements involves, to varying degrees, elements of interest rate and market risk in excess of the amount recognized in the Statement of Net Assets. Such risks involve the possibility that there may be no liquid market for these agreements and that there may be adverse changes in interest rates or the index underlying these transactions. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received.

7. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

8. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.

9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 1998, the Advisory Foreign Fixed Income Portfolio's net assets included foreign denominated securities and currency. The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income Portfolio and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio pays Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses exceed 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Morgan Stanley Asset Management Holdings, Inc., is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY. Morgan Stanley Trust Company (NY) ("MSTC"), an affiliate of the Fund, serves as custodian for certain of the Fund's assets held outside of the United States in accordance with a custodian agreement. MSTC was a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Effective October 1, 1998, MSTC was acquired by Chase Manhattan Bank.

For the year ended September 30, 1998, the Advisory Foreign Fixed Income Portfolio incurred custody fees of $31,000 with MSTC, of which $2,000 was payable to MSTC at September 30, 1998.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not also an officer or affiliated person, an annual fee plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an officer or affiliated person, as defined under the Investment Company Act of 1940, as amended, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees' fees incurred for the year ended September 30, 1998 by the Portfolios were $92,000.

Expenses for the year ended September 30, 1998 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is secretary to the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES: For the year ended September 30, 1998, purchases and sales of investment securities other than temporary cash investments were:

                                            (000)
                                   -----------------------
            Portfolio               Purchases     Sales
            ---------              -----------  ----------
Advisory Foreign
  Fixed Income                     $   250,598  $  283,993
Advisory Mortgage                   13,454,048   6,962,259

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At September 30, 1998, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                              (000)
                       ---------------------------------------------------
      Portfolio           Cost       Appreciation   Depreciation     Net
      ---------        -----------   ------------   ------------   -------
Advisory Foreign
  Fixed Income         $    15,538     $    686       $     --     $   686
Advisory Mortgage       11,505,903      135,213        (57,269)     77,944

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at September 30, 1998, the Advisory Foreign Fixed Income Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                         (000)
           ------------------------------------------------------------------
                                                                    Net
           Currency           In                                 Unrealized
              to           Exchange   Settlement                Appreciation
           Deliver           For         Date        Value     (Depreciation)
           --------        --------   ----------   ---------   --------------
ADVISORY FOREIGN FIXED INCOME
Purchases
US$          9,374    DEM   16,810     10/6/98     US$10,073     US$   699
             2,997    FRF   18,000     11/4/98         3,221           224
            30,215    DEM   54,100     11/5/98        32,468         2,253
             6,201    DKK   42,400     11/5/98         6,685           484
             3,511    ESP  535,000     11/5/98         3,774           263
            31,065    FRF  186,700     11/5/98        33,410         2,345
             6,205    NLG   12,535     11/5/98         6,669           464
             1,571    ESP  239,000     11/9/98         1,686           115
                                                               -----------
                                                                 US$ 6,847
                                                               -----------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                         (000)
           ------------------------------------------------------------------
                                                                    Net
           Currency           In                                 Unrealized
              to           Exchange   Settlement                Appreciation
           Deliver           For         Date        Value     (Depreciation)
           --------        --------   ----------   ---------   --------------
Sales
DEM         11,430    US$    6,322     10/6/98     US$ 6,849     US$  (527)
DEM          5,380           3,036     10/6/98         3,224          (188)
FRF         18,000           3,034     11/4/98         3,221          (187)
DEM         60,085          33,832     11/5/98        36,060        (2,228)
DKK         45,700           6,745     11/5/98         7,205          (460)
ESP        535,000           3,542     11/5/98         3,774          (232)
FRF        202,000          33,921     11/5/98        36,147        (2,226)
NLG         13,665           6,824     11/5/98         7,270          (446)
ESP        300,000           1,992     11/9/98         2,117          (125)
                                                               -----------
                                                                 US$(6,619)
                                                               -----------
                                                                 US$   228
                                                               ===========

              DEM  --   German Mark
              DKK  --   Danish Krone
              ESP  --   Spanish Peseta
              FRF  --   French Franc
              NLG  --   Netherlands Guilder
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS: At September 30, 1998, the Portfolios had futures contracts open:

                                                              Unrealized
                        Number     Aggregate                 Appreciation
                          of       Face Value   Expiration  (Depreciation)
      Portfolio        Contracts     (000)         Date         (000)
      ---------        ---------   ----------   ----------  --------------
Purchases:
 ADVISORY FOREIGN
  FIXED INCOME
  German 5 yr.
   Government Bond          37     DEM 10,043    Dec-98      US$     46
                                                             ===========
Sales:
 ADVISORY MORTGAGE
  90 day Eurodollar        413     US$  98,381   Dec-98-     US$ (1,613)
                                                 Mar-01
  U.S. Treasury 10
   yr. Note                525     US$  63,755   Dec-98        (1,447)

  U.S. Treasury Long
   Bond                  3,680     US$ 483,805   Dec-98       (12,598)

                                                            ------------
                                                             US$(15,658)
                                                            ============

              DEM  --   German Mark
              US$  --   U.S. Dollar

5. SWAP AGREEMENTS: At September 30, 1998, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                                   Unrealized
 Notional                                         Appreciation
  Amount                                         (Depreciation)
   (000)                 Description                 (000)
---------------------------------------------------------------
   $230,000   Agreement with Bankers Trust
              Company terminating July 21, 1999
              to pay 1 month LIBOR monthly and
              to receive fixed rate at 6.12%
              semiannually.                         $ 1,953
   $115,000   Agreement with Bankers Trust
              Company terminating August 25,
              2008 to pay 3 month LIBOR monthly
              and to receive fixed rate at
              6.04% semiannually.                     6,985
    $50,000   Agreement with Bankers Trust
              Company terminating August 27,
              2008 to pay 3 month LIBOR
              quarterly and to receive fixed
              rate at 6.08% semiannually.             3,210
   $116,000   Agreement with Bankers Trust
              Company terminating August 27,
              2008 to pay 3 month LIBOR
              quarterly and to receive fixed
              rate at 6.10% semiannually.             7,581
    $29,000   Agreement with Bankers Trust
              Company terminating August 28,
              2008 to pay 3 month LIBOR monthly
              and to receive fixed rate at
              6.03% semiannually.                     1,747
    $47,500   Agreement with Bankers Trust
              Company terminating September 17,
              2008 to pay 3 month LIBOR
              quarterly and to receive fixed
              rate at 5.64% semiannually.             1,439
    $78,000   Agreement with Bankers Trust
              Company terminating September 21,
              2008 to pay 3 month LIBOR
              quarterly and to receive fixed
              rate at 5.59% semiannually.             2,062
                                                   ------------
                                                    $24,977
                                                   ============

LIBOR  --   London Interbank Offer Rate

H. EXPENSE OFFSETS. Custodian fees appearing in the Statement of Operations have been adjusted to include expense offsets for custodian balance credits of $5,000 and $447,000 for the Advisory Foreign Fixed Income and the Advisory Mortgage Portfolios, respectively.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees
MAS Funds

In our opinion, the accompanying statements of net assets (excluding Standard
& Poor's ratings) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Advisory Foreign Fixed Income Portfolio and the Advisory Mortgage Portfolio (each a portfolio of the MAS Funds, hereafter referred to as the "Fund") at September 30, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodians and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 1998

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

The Advisory Mortgage Portfolio hereby designates $6,650,000 and $454,000 as long-term 28% and 20%, respectively, capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return.

For the year ended September 30, 1998*, the Advisory Mortgage Portfolio earned 11.3% of income from direct U.S. Treasury obligations.

* Amounts for the period ending December 31, 1998 will be provided with Form 1099-DIV, to be mailed in January 1999.

--------------------------------------------------------------------------------

                                                                             MAS
                                                                       MAS FUNDS



                                                  MILLER ANDERSON & SHERRERD,LLD
                                                               One Tower Bridge,
                                                           West Conshohocken, PA
                                                                      19428-2899



                                                             Investment Adviser:
                                                                  (610) 940-5000
                                                                      MAS Funds:
                                                                  (800) 354-8185




Printed in U.S.A.
This Report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied by a current prospectus.